UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21893

Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Global Government Enhanced Income Fund (JGG)
September 30, 2011

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 56.0% (3)
	Australia – 4.9%
6,500 AUD	Australian Government	5.750%	5/15/21	AAA	$ 7,040,580
	Chile – 1.5%
1,055,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	AA	2,134,729
	Colombia – 1.8%
4,000,000 COP	Republic of Colombia	9.850%	6/28/27	BBB-	2,601,036
	Czech Republic – 8.4%
217,000 CZK	Czech Republic Government Bond	2.800%	9/16/13	AA	12,067,646
	Germany – 18.6%
3,000 EUR	Bundesobligation	4.000%	4/13/12	AAA	4,097,705
2,200 EUR	Bundesschatzanweisungen, German Republic Federal Treasury Bill	0.750%	9/14/12	AAA	2,956,115
9,900 EUR	Deutschland Republic	3.250%	7/04/15	AAA	14,426,734
3,489 EUR	Deutschland Republic	3.500%	7/04/19	AAA	5,316,882
18,589 EUR	Total Germany				26,797,436
	Netherlands – 3.1%
3,000 EUR	Netherlands Government Bond	3.500%	7/15/20	AAA	4,442,477
	New Zealand – 2.0%
3,700 NZD	New Zealand, Treasury Bill	6.500%	4/15/13	Aaa	2,973,267
	Peru – 2.3%
9,130 PEN	Republic of Peru	6.950%	8/12/31	Baa3	3,373,837
	Poland – 1.3%
6,500 PLN	Republic of Poland	5.250%	10/25/20	A	1,879,630
	South Africa – 5.0%
62,000 ZAR	Republic of South Africa	7.250%	1/15/20	A	7,214,659
	South Korea – 3.7%
6,378,250 KRW	Korea Monetary Stabilty Bond	4.180%	12/02/11	A1	5,419,961
	United Kingdom – 3.4%
2,800 GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	AAA	4,905,694
	Total Sovereign Debt (cost $81,025,906)				80,850,952

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 39.3% (4)
	U.S. Government and Agency Obligations – 36.4%
$ 9,000	Federal Home Loan Mortgage Corporation, Notes	0.010%	10/03/11	Aaa	$ 9,000,000
10,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	1/09/12	Aaa	9,999,460
5,000	Federal Home Loan Mortgage Corporation, Notes	0.135%	2/13/12	Aaa	4,999,630
7,500	Federal National Mortgage Association	0.095%	11/02/11	Aaa	7,499,873
5,000	Federal National Mortgage Association	0.000%	11/30/11	Aaa	4,999,840
9,000	U.S. Treasury Notes, (5)	1.750%	11/15/11	Aaa	9,017,928
7,000	U.S. Treasury Notes, (5)	1.375%	2/15/12	Aaa	7,033,635
52,500	Total U.S. Government and Agency Obligations				52,550,366
	Repurchase Agreements – 2.9%
$ 4,187	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $4,186,910, collateralized by $4,300,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $4,273,125	0.010%	10/03/11	N/A	4,186,907
	Total Short-Term Investments (cost $56,727,514)				56,737,273
	Total Investments (cost $137,753,420) – 95.3%				137,588,225
	Other Assets Less Liabilities – 4.7% (6)				6,755,741
	Net Assets – 100%				$144,343,966

Investments in Derivatives at September 30, 2011:

Call Options Purchased outstanding:

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (7)	Date	Price	Value
Currency Option	JPMorgan Chase	3,000,000 USD	35,520,000 MXN	11/10/11	11.8400 MXN	$ 618
	Total Call Options Purchased (premiums paid $49,200)					$ 618

Put Options Purchased outstanding:

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (7)	Date	Price	Value
Currency Option	JPMorgan Chase	3,000,000 USD	4,719,000 TRY	10/04/11	1.5730 TRY	$ –
	Total Put Options Purchased (premiums paid $25,725)					$ –

Call Options Written outstanding:

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (7)	Date	Price	Value
Currency Option	JPMorgan Chase	(3,000,000) USD	(5,158,500) TRY	10/04/11	1.7195 TRY	$ (242,775)
	Total Call Options Written (premiums received $33,225)					$ (242,775)

Put Options Written outstanding:

		Put	Call
		Notional	Notional	Expiration	Strike
Type	Counterparty	Amount	Amount (7)	Date	Price	Value
Currency Option	JPMorgan Chase	(3,000,000) USD	(41,850,000) MXN	11/10/11	13.9500 MXN	$ (100,782)
	Total Put Options Written (premiums received $49,200)					$ (100,782)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)
Bank of America	Australian Dollar	7,500,000	U.S. Dollar	7,915,500	10/21/11	$ 672,289
Morgan Stanley	Brazilian Real	4,600,000	U.S. Dollar	2,557,687	10/04/11	111,204
Barclays	Colombian Peso	5,000,000,000	U.S. Dollar	2,707,826	10/25/11	120,331
Citibank N.A.	Czech Koruna	271,129,000	U.S. Dollar	16,170,876	10/31/11	1,452,603
Bank of America	Euro	1,600,000	U.S. Dollar	2,237,952	10/12/11	94,480
Citibank N.A.	Euro	26,700,000	U.S. Dollar	38,465,889	10/31/11	2,701,777
Bank of America	Japanese Yen	470,000,000	U.S. Dollar	6,053,347	10/21/11	(41,666)
Morgan Stanley	Malaysian Ringgit	9,000,000	U.S. Dollar	2,830,189	10/06/11	11,315
Citibank N.A.	Mexican Peso	35,000,000	U.S. Dollar	2,602,230	10/06/11	79,015
Morgan Stanley	New Zealand Dollar	1,900,000	U.S. Dollar	1,649,200	10/11/11	201,448
Morgan Stanley	New Zealand Dollar	1,900,000	U.S. Dollar	1,475,407	11/30/11	32,742
Citibank N.A.	Peruvian Nouveau Sol	9,012,500	U.S. Dollar	3,278,465	10/26/11	38,495
Credit Suisse	Pound Sterling	3,130,000	U.S. Dollar	4,947,779	10/31/11	68,163
Morgan Stanley	Pound Sterling	3,400,000	U.S. Dollar	5,371,116	11/21/11	71,625
JPMorgan Chase	South African Rand	46,300,000	U.S. Dollar	6,444,608	10/21/11	724,822
Citibank N.A.	South Korean Won	3,192,246,094	U.S. Dollar	2,930,952	10/12/11	222,400
JPMorgan Chase	Swedish Krona	18,000,000	U.S. Dollar	2,818,887	10/05/11	195,632
Deutsche Bank AG	Swedish Krona	18,000,000	U.S. Dollar	2,818,004	10/12/11	195,704
Bank of America	Swiss Franc	5,000,000	U.S. Dollar	5,879,724	10/05/11	363,292
Citibank N.A.	Swiss Franc	4,000,000	U.S. Dollar	4,574,304	11/21/11	157,135
Morgan Stanley	U.S. Dollar	2,835,131	Brazilian Real	4,600,000	10/04/11	(388,648)
Bank of America	U.S. Dollar	6,169,640	Swiss Franc	5,000,000	10/05/11	(653,208)
JPMorgan Chase	U.S. Dollar	2,841,245	Swedish Krona	18,000,000	10/05/11	(217,991)
HSBC	U.S. Dollar	2,976,950	Mexican Peso	35,000,000	10/06/11	(453,735)
Morgan Stanley	U.S. Dollar	3,028,366	Malaysian Ringgit	9,000,000	10/06/11	(209,492)
Morgan Stanley	U.S. Dollar	1,480,670	New Zealand Dollar	1,900,000	10/11/11	(32,918)
Morgan Stanley	U.S. Dollar	2,652,676	Turkish Lira	4,500,000	10/11/11	(234,237)
Deutsche Bank AG	U.S. Dollar	2,772,771	Swedish Krona	18,000,000	10/12/11	(150,472)
Citibank N.A.	U.S. Dollar	1,416,359	Canadian Dollar	1,400,000	10/21/11	(80,946)
Citibank N.A.	U.S. Dollar	5,093,746	Euro	3,680,000	10/31/11	(164,460)
Morgan Stanley	U.S. Dollar	793,925	Polish Zloty	2,300,000	10/31/11	(101,487)
Morgan Stanley	U.S. Dollar	2,542,701	Brazilian Real	4,600,000	11/03/11	(114,464)
Morgan Stanley	U.S. Dollar	2,825,568	Malaysian Ringgit	9,000,000	11/03/11	(9,960)
UBS AG	U.S. Dollar	4,079,010	Canadian Dollar	4,000,000	11/07/11	(265,073)
HSBC	U.S. Dollar	3,001,072	Chilean Peso	1,400,000,000	11/09/11	(320,426)
Citibank N.A.	U.S. Dollar	2,588,183	Mexican Peso	35,000,000	12/05/11	(79,519)
Morgan Stanley	U.S. Dollar	1,443,001	Turkish Lira	2,600,000	12/16/11	(59,255)
						$ 3,936,515

Interest Rate Swaps outstanding:

									Unrealized
			Fund			Fixed Rate			Appreciation
	Notional		Pay/Receive	Floating	Fixed Rate	Payment	Termination	Value	(Depreciation)
Counterparty	Amount		Floating Rate	Rate Index	(Annualized)	Frequency	Date	(U.S. Dollars)	(U.S. Dollars)
Citigroup N.A.	17,000,000	AUD	Receive	3-Month AUD-BBR	4.690%	Quarterly	7/21/13	$ (181,918)	$ (181,918)
Citigroup N.A.	7,150,000	PLN	Pay	6-Month WIBOR	5.340	Annually	7/06/20	59,859	59,859
Citigroup N.A.	18,450,000	ZAR	Pay	3-Month ZAR-JIBAR	7.655	Quarterly	1/07/21	(13,725)	(13,725)
Deutsche Bank AG	28,000,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	475,136	475,136
JP Morgan	5,700,000,000	CLP	Pay	6-Month ICP	4.580	Semi-Annually	8/10/14	113,225	1,167,082
JP Morgan	9,960,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(227,760)	(227,760)
JP Morgan	64,000,000	MXN	Pay	28-Day MXN-TIIE	7.750	28-Day	2/05/21	349,369	349,369
Morgan Stanley	61,500,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	(199,869)	(199,869)
Morgan Stanley	23,000,000	SEK	Receive	3-Month STIBOR	2.560	Annually	11/12/15	(122,660)	(122,660)
RBC	21,990,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	2,253,248	2,900,373
RBC	8,000,000	AUD	Pay	6-Month AUD-BBR	6.100	Semi-Annually	1/14/20	742,589	742,589
UBS AG	97,000,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(406,790)	(406,790)
									$ 4,541,686

Futures Contracts outstanding:

					Unrealized
	Contract	Number of	Contract		Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation)
UK GILT Bond Futures	Long	18	12/11	2,339,820	$ 17,932

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Sovereign Debt	$ —	$ 80,850,952	$ —	$ 80,850,952
Short-Term Investments	—	56,737,273	—	56,737,273
Derivatives:
Call Options Purchased	618	—	—	618
Put Options Purchased	—	—	—	—
Call Options Written	(242,775)	—	—	(242,775)
Put Options Written	(100,782)	—	—	(100,782)
Forward Foreign Currency Exchange Contracts*	—	3,936,515	—	3,936,515
Interest Rate Swaps*	—	4,541,686	—	4,541,686
Futures Contracts*	17,932	—	—	17,932
Total	$ (325,007)	$ 146,066,426	$ —	$ 145,741,419
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Funds as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 7,514,472	Unrealized depreciation on forward foreign currency exchange contracts	$ 3,577,957
Foreign Currency Exchange Rate	Options	Options purchased, at value	618	Options written, at value	343,557
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	5,694,408	Unrealized depreciation on interest rate swaps*	1,152,722
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts**	17,932	–	–
Total			$ 13,227,430		$ 5,074,236
*	Represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.
**	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $138,363,995.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 2,120,191
Depreciation	(2,895,961)
Net unrealized appreciation (depreciation) of investments	$ (775,770)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Additional Sovereign Debt exposure is obtained from investments in interest rate swap transactions that reference the global government bond markets.

(4)	Substantially all of the Fund’s Short-Term Investments may be used as collateral for investments in derivatives.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for Investments in Derivatives.

(6)	Other Assets Less Liabliltites includes the Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at September 30, 2011.

(7)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

N/A	Not applicable.

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound Sterling

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

PLN	Polish Zloty

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

ICP	Indice Cámara Promedio

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Prague Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011